Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Finland ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 0.7%
Nokian Renkaat OYJ	15,648	$121,899
Banks — 16.8%
Nordea Bank Abp	248,604	2,809,100
Broadline Retail — 1.2%
Puuilo OYJ	11,377	108,384
Tokmanni Group Corp.	8,122	101,451
		209,835
Chemicals — 1.4%
Kemira OYJ	11,941	234,708
Communications Equipment — 10.2%
Nokia OYJ	406,851	1,708,953
Consumer Staples Distribution & Retail — 3.1%
Kesko OYJ, Class B	25,744	511,841
Containers & Packaging — 2.6%
Huhtamaki OYJ	9,444	341,047
Metsa Board OYJ, Class B	22,726	100,985
		442,032
Diversified Telecommunication Services — 3.5%
Elisa OYJ	13,134	595,145
Electric Utilities — 3.7%
Fortum OYJ	41,289	622,447
Electrical Equipment — 0.4%
Kempower OYJ(a)(b)	6,080	60,556
Health Care Equipment & Supplies — 0.6%
Revenio Group OYJ	3,369	96,837
Household Durables — 0.5%
YIT OYJ(a)	31,936	80,119
Insurance — 10.8%
Mandatum OYJ	47,806	215,069
Sampo OYJ, Class A	37,229	1,594,695
		1,809,764
IT Services — 1.2%
TietoEVRY OYJ	11,374	203,129
Leisure Products — 0.6%
Harvia OYJ	2,356	108,982
Machinery — 21.1%
Cargotec OYJ, Class B	3,998	222,313
Kalmar OYJ, Class B(a)	4,520	152,555
Kone OYJ, Class B	23,000	1,192,555
Konecranes OYJ	6,520	441,337
Metso OYJ	57,454	505,478
Valmet OYJ	14,406	337,512
Security	Shares	Value
Machinery (continued)
Wartsila OYJ Abp	37,506	$682,568
		3,534,318
Metals & Mining — 0.9%
Outokumpu OYJ	43,531	146,194
Oil, Gas & Consumable Fuels — 3.5%
Neste OYJ	38,621	587,860
Paper & Forest Products — 7.4%
Stora Enso OYJ, Class R	53,138	516,203
UPM-Kymmene OYJ	27,386	720,447
		1,236,650
Passenger Airlines — 0.4%
Finnair OYJ(a)(b)	26,550	60,164
Pharmaceuticals — 2.9%
Orion OYJ, Class B	10,178	480,990
Real Estate Management & Development — 1.4%
Citycon OYJ	19,617	71,692
Kojamo OYJ(a)	15,783	160,931
		232,623
Software — 0.9%
QT Group OYJ(a)	2,202	159,231
Specialty Retail — 0.3%
Musti Group OYJ(a)	2,259	49,867
Textiles, Apparel & Luxury Goods — 0.5%
Marimekko OYJ	6,526	83,998
Total Long-Term Investments — 96.6% (Cost: $19,972,972)		16,187,242
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(c)(d)(e)	6,504	6,508
Total Short-Term Securities — 0.0% (Cost: $6,502)		6,508
Total Investments — 96.6% (Cost: $19,979,474)		16,193,750
Other Assets Less Liabilities — 3.4%		567,689
Net Assets — 100.0%		$16,761,439

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Finland ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$22,248	$—	$(15,737)(a)	$12	$(15)	$6,508	6,504	$1,311 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	10,000	—	(10,000)(a)	—	—	—	—	46	—
				$12	$(15)	$6,508		$1,357	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	11	12/20/24	$560	$(6,944)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,166,179	$14,021,063	$—	$16,187,242
Short-Term Securities
Money Market Funds	6,508	—	—	6,508
	$2,172,687	$14,021,063	$—	$16,193,750

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Finland ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(6,944)	$—	$(6,944)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.